Report of the directors financial review risk report - Wholesale analysis (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial assets [line items]
ECL estimates, % weight assigned	100.00%
Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 2,120,017	$ 2,064,949
Gross carrying amount | Wholesale | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	1,978,717	1,940,746
Gross carrying amount | Wholesale | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	141,299	124,203
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(2,105)	(1,905)
Allowance for ECL | Wholesale | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(799)	(690)
Allowance for ECL | Wholesale | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(1,307)	(1,214)
Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(1,807)	(1,778)
Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(656)	(638)
Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(1,151)	(1,139)
Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(1,390)	(1,477)
Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(474)	(522)
Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(916)	(955)
Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(2,764)	(2,399)
Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(968)	(830)
Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(1,797)	(1,569)
Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Increase (decrease) in ECL	1,700
Financial assets	(6,214)	(4,485)
Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(1,233)	(971)
Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	$ (4,981)	(3,514)
UK | Wholesale
Disclosure of financial assets [line items]
ECL estimates, % weight assigned	100.00%
UK | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 463,607	465,228
UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(681)	(598)
UK | Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(621)	(571)
UK | Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(527)	(513)
UK | Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(796)	(680)
UK | Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(1,657)	(1,119)
US | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	216,936	208,425
US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(165)	(210)
US | Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(144)	(194)
US | Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(112)	(166)
US | Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(214)	(264)
US | Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (610)	(563)
Hong Kong | Wholesale
Disclosure of financial assets [line items]
ECL estimates, % weight assigned	100.00%
Hong Kong | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 507,393	472,454
Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(508)	(439)
Hong Kong | Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(430)	(401)
Hong Kong | Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(295)	(305)
Hong Kong | Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(710)	(570)
Hong Kong | Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(1,513)	(1,143)
Chinese mainland | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	134,513	133,814
Chinese mainland | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(181)	(188)
Chinese mainland | Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(152)	(176)
Chinese mainland | Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(103)	(137)
Chinese mainland | Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(259)	(256)
Chinese mainland | Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(531)	(397)
Mexico | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	39,710	38,076
Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(59)	(62)
Mexico | Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(54)	(58)
Mexico | Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(41)	(47)
Mexico | Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(68)	(76)
Mexico | Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(124)	(202)
UAE | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	67,950	62,827
UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(120)	(52)
UAE | Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(91)	(51)
UAE | Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(85)	(47)
UAE | Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(172)	(56)
UAE | Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(356)	(82)
France | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	197,768	196,137
France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(120)	(121)
France | Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(112)	(117)
France | Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(95)	(103)
France | Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(140)	(139)
France | Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(245)	(188)
Other geographies | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	492,137	487,987
Other geographies | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(272)	(234)
Other geographies | Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(202)	(208)
Other geographies | Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(132)	(158)
Other geographies | Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(406)	(358)
Other geographies | Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (1,178)	$ (790)